EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
              EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
            EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUSES DATED AUGUST 1, 1997


                      EATON VANCE NEW YORK MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1997


                       EV MARATHON KANSAS MUNICIPALS FUND
                      EV TRADITIONAL KANSAS MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUSES DATED JUNE 1, 1997


     William H. Ahern, Jr. now acts as portfolio manager of the New York Limited Maturity Municipals Portfolio. Thomas J. Fetter now acts as portfolio manager of the New York Portfolio. Robert B. MacIntosh now acts as portfolio manager of the Rhode Island Municipals Portfolio. Timothy T. Browse now acts as portfolio manager of the Kansas Portfolio. Each manager is a Vice President of Eaton Vance Management and Boston Management and Research and also manages other Eaton Vance portfolios.


November 24, 1997